UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                                    --------

                                   FORM N-CSRS
                                    --------

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  INVESTMENT COMPANY ACT FILE NUMBER 811-08627

                            JOHNSONFAMILY FUNDS, INC.
               (Exact name of Registrant as specified in charter)
                                    --------


                           555 Main Street, Suite 400
                                Racine, WI 53403
               (Address of principal executive offices) (Zip code)

                                 Colette Wallner
                            Johnson Asset Management
                           555 Main Street, Suite 400
                                Racine, WI 53403
                     (Name and address of agent for service)

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: 1-800-276-8272

                    DATE OF FISCAL YEAR END: OCTOBER 31, 2006

                    DATE OF REPORTING PERIOD: APRIL 30, 2006

ITEM 1.    REPORTS TO STOCKHOLDERS.






                                 [LOGO OMITTED]

                                  JOHNSONFAMILY
                                    ---------
                                      FUNDS





             -------------------------------------------------------
                        APRIL 30, 2006 SEMI-ANNUAL REPORT
             -------------------------------------------------------

TABLE OF CONTENTS



Statements of Net Assets
   JohnsonFamily Large Cap Value Fund ......................................   1
   JohnsonFamily Small Cap Value Fund ......................................   3
   JohnsonFamily International Value Fund ..................................   5
   JohnsonFamily Intermediate Fixed Income Fund ............................   8

Statements of Operations ...................................................  11

Statements of Changes in Net Assets ........................................  12

Financial Highlights .......................................................  14

Notes to the Financial Statements ..........................................  18

Disclosure of Fund Expenses.................................................  24

Approval of Investment Advisory Contracts...................................  25


















------------------------------------
          NOT FDIC-INSURED
------------------------------------
 May lose value. No bank guarantee.
------------------------------------

Shares of JohnsonFamily Funds are distributed by an independent third party, SEI Investments Distribution Co.

STATEMENT OF NET ASSETS APRIL 30, 2006 (UNAUDITED)

LARGE CAP VALUE FUND


--------------------------------------------------------------------------------
[THE FOLLOWING TABLE WAS REPRESENTED BY A BAR CHART IN THE PRINTED MATERIAL.]

SECTOR WEIGHTINGS+:
31.4%        Financials
12.8%        Consumer Discretionary
12.7%        Industrials
11.1%        Energy
 9.4%        Health Care
 4.5%        Utilities
 4.2%        Short-Term Investments
 3.7%        Telecommunication Services
 3.7%        Materials
 3.5%        Consumer Staples
 3.0%        Information Technology

+ PERCENTAGES ARE BASED ON TOTAL INVESTMENTS.

   Number
 of Shares                                                          Value

--------------------------------------------------------------------------------
               COMMON STOCK - 95.64%
               AEROSPACE & DEFENSE - 2.23%
      36,530   Lockheed Martin Corp.                            $    2,772,627
                                                                --------------

               APPAREL & TEXTILES - 1.93%
      69,540   Jones Apparel Group, Inc.                             2,388,699
                                                                --------------

               BANKS - 11.67%
      47,941   Bank of America Corp.                                 2,393,215
      67,520   National City Corp.                                   2,491,488
      64,210   Regions Financial Corp.                               2,344,307
      32,275   SunTrust Banks, Inc.                                  2,495,826
      76,015   TD Banknorth, Inc.                                    2,256,885
      41,635   Wachovia Corp.                                        2,491,855
                                                                --------------
                                                                    14,473,576
                                                                --------------

               BASIC - CHEMICAL - 1.76%
      53,870   Dow Chemical Co.                                      2,187,661
                                                                --------------

               BASIC - PAPER - 1.93%
      65,935   International Paper Co.                               2,396,737
                                                                --------------

               BROADCASTING, NEWSPAPERS &
               ADVERTISING - 2.07%
      82,940   EchoStar Communications
               Corp., Class A*                                       2,562,846
                                                                --------------

               CONSUMER STAPLES - 3.54%
     118,935   Sara Lee Corp.                                        2,125,368
      53,035   Unilever PLC, ADR                                     2,266,186
                                                                --------------
                                                                     4,391,554
                                                                --------------
               DIVERSIFIED MANUFACTURING - 5.82%
      36,470   Eaton Corp.                                           2,795,425
      67,000   General Electric Co.                                  2,317,530
      79,760   Tyco International Ltd.                               2,101,676
                                                                --------------
                                                                     7,214,631
                                                                --------------

   Number
 of Shares                                                          Value

--------------------------------------------------------------------------------
               ENERGY - 11.10%
      25,740   Anadarko Petroleum Corp.                         $    2,698,067
      51,420   Chevron Corp.                                         3,137,648
      43,870   ConocoPhillips                                        2,934,903
      34,625   Exxon Mobil Corp.                                     2,184,145
      35,545   Marathon Oil Corp.                                    2,820,851
                                                                --------------
                                                                    13,775,614
                                                                --------------

               ENTERTAINMENT - 1.79%
     127,410   Time Warner, Inc.                                     2,216,934
                                                                --------------

               FINANCIAL - 10.30%
      15,635   Bear Stearns Cos., Inc.                               2,228,144
      43,575   CIT Group, Inc.                                       2,353,486
      61,735   Citigroup, Inc.                                       3,083,663
      56,310   JPMorgan Chase & Co.                                  2,555,348
      39,735   Morgan Stanley                                        2,554,960
                                                                --------------
                                                                    12,775,601
                                                                --------------

               HEALTH CARE - 5.67%
      93,250   Bristol-Myers Squibb Co.                              2,366,685
      89,475   Pfizer, Inc.                                          2,266,402
      49,325   Wyeth                                                 2,400,647
                                                                --------------
                                                                     7,033,734
                                                                --------------

               INSURANCE - 7.45%
      40,650   MBIA, Inc.                                            2,423,959
      50,870   Nationwide Financial Services,
               Class A                                               2,232,176
     106,365   Old Republic
               International Corp.                                   2,366,621
      50,420   St. Paul Travelers Cos., Inc.                         2,219,993
                                                                --------------
                                                                     9,242,749
                                                                --------------

               LEISURE & RECREATIONAL PRODUCTS - 1.77%
     135,625   Mattel, Inc.                                          2,194,413
                                                                --------------

               MEDICAL PRODUCTS & SERVICES - 3.68%
      97,315   Boston Scientific Corp.*                              2,261,601
      39,225   Johnson & Johnson                                     2,298,977
                                                                --------------
                                                                     4,560,578
                                                                --------------

               PRINTING & PUBLISHING - 1.46%
      32,845   Gannett Co., Inc.                                     1,806,475
                                                                --------------

               PROFESSIONAL SERVICES - 2.14%
      45,430   Computer Sciences Corp.*                              2,659,927
                                                                --------------

               RAILROADS - 2.46%
      44,635   CSX Corp.                                             3,057,051
                                                                --------------


                                       JOHNSONFAMILY FUNDS SEMI-ANNUAL REPORT  1

STATEMENT OF NET ASSETS APRIL 30, 2006 (UNAUDITED)

LARGE CAP VALUE FUND (CONCLUDED)


   Number
 of Shares                                                          Value

--------------------------------------------------------------------------------
               REAL ESTATE INVESTMENT TRUSTS - 1.95%
      68,245   Duke Realty Corp.                                $    2,415,873
                                                                --------------

               RETAIL - 1.97%
     135,430   Gap, Inc.                                             2,449,929
                                                                --------------

               SERVICES - 1.78%
     126,455   Cendant Corp.                                         2,204,111
                                                                --------------

               TECHNOLOGY - 2.96%
      72,575   Check Point Software
               Technologies*                                         1,404,326
     138,365   Symantec Corp.*                                       2,266,419
                                                                --------------
                                                                     3,670,745
                                                                --------------

               TELEPHONES & TELECOMMUNICATIONS - 3.74%
      90,366   AT&T, Inc.                                            2,368,493
      68,880   Verizon Communications, Inc.                          2,275,106
                                                                --------------
                                                                     4,643,599
                                                                --------------

               UTILITIES - 4.47%
      58,135   Alliant Energy Corp.                                  1,857,995
      81,355   NiSource, Inc.                                        1,717,404
      50,315   SCANA Corp.                                           1,969,329
                                                                --------------
                                                                     5,544,728
                                                                --------------

               TOTAL COMMON STOCK
               (cost $103,239,395)                                 118,640,392
                                                                --------------

               SHORT-TERM INVESTMENTS - 4.23%
   3,892,187   SSGA Money Market
               Fund, 4.44%**                                         3,892,187
   1,360,805   SSGA U.S. Government
               Money Market Fund, 4.34%**                            1,360,805
                                                                --------------

               TOTAL SHORT-TERM INVESTMENTS
               (cost $5,252,992)                                     5,252,992
                                                                --------------

               TOTAL INVESTMENTS - 99.87%
               (Cost $108,492,387)                                 123,893,384
                                                                --------------

               OTHER ASSETS AND LIABILITIES:
               Investment Advisory Fee Payable                         (74,894)
               Distribution Fee Payable                                (37,997)
               Payable for Capital Shares
               Redeemed                                                (16,735)
               Administration Fee Payable                               (9,781)
               Other Assets and Liabilities, Net                       298,345
                                                                --------------

               Other Assets
               and Liabilities - 0.13%                                 158,938
                                                                --------------
               NET ASSETS -- 100.0%                             $  124,052,322
                                                                ==============

                                                                    Value

--------------------------------------------------------------------------------
               NET ASSETS:
               Portfolio Shares (unlimited
               authorization -- no par value)
               based on 11,808,483 outstanding
               shares of beneficial interest                    $  104,520,602
               Undistributed net investment
               income                                                  129,951
               Accumulated net realized gain
               on investments                                        4,000,772
               Net unrealized appreciation
               on investments                                       15,400,997
                                                                --------------
               NET ASSETS                                       $  124,052,322
                                                                ==============

               NET ASSETS VALUE, OFFERING AND
               REDEMPTION PRICE PER SHARE                               $10.51
                                                                        ======

                * NON-INCOME PRODUCING SECURITY.
               ** RATE SHOWN IS THE 7-DAY EFFECTIVE YIELD AS OF APRIL 30, 2006. ADR -- AMERICAN DEPOSITARY RECEIPT
               PLC -- PUBLIC LIMITED COMPANY
               SSGA -- STATE STREET GLOBAL ADVISERS

               THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.


2  JOHNSONFAMILY FUNDS SEMI-ANNUAL REPORT

STATEMENT OF NET ASSETS APRIL 30, 2006 (UNAUDITED)

SMALL CAP VALUE FUND



--------------------------------------------------------------------------------
[THE FOLLOWING TABLE WAS REPRESENTED BY A BAR CHART IN THE PRINTED MATERIAL.]

SECTOR WEIGHTINGS+:
31.4%        Financials
16.6%        Consumer Discretionary
13.6%        Industrials
 9.3%        Information Technology
 7.8%        Health Care
 6.1%        Materials
 4.7%        Utilities
 4.6%        Energy
 2.8%        Consumer Staples
 1.6%        Short-Term Investments
 1.5%        Telecommunication Services

+ PERCENTAGES ARE BASED ON TOTAL INVESTMENTS.

   Number
 of Shares                                                          Value

--------------------------------------------------------------------------------
               COMMON STOCK - 96.69%
               BANKS - 13.84%
      23,560   Amcore Financial, Inc.                           $      698,318
      22,101   Chemical Financial Corp.                                643,360
      19,740   Columbia Banking System, Inc.                           666,225
      21,430   Community Trust Bancorp, Inc.                           717,905
      21,365   Independent Bank Corp.                                  679,834
      33,079   Old National Bancorp                                    682,751
      19,760   Provident Bankshares Corp.                              686,858
      26,160   South Financial Group, Inc.                             709,721
      29,250   Susquehanna Bancshares, Inc.                            698,197
                                                                --------------
                                                                     6,183,169
                                                                --------------
               BASIC - CHEMICAL - 2.96%
      31,185   Olin Corp.                                              640,852
      33,090   Sensient Technologies Corp.                             679,999
                                                                --------------
                                                                     1,320,851
                                                                --------------
               CONSUMER PRODUCTS - 1.50%
      22,235   Yankee Candle Co., Inc.                                 670,163
                                                                --------------

               CONSUMER STAPLES - 2.73%
      23,365   Corn Products International, Inc.                       654,220
      24,590   Nash Finch Co.                                          568,029
                                                                --------------
                                                                     1,222,249
                                                                --------------
               CONTAINERS & PACKAGING - 3.02%
      10,205   Greif, Inc., Class A                                    661,080
      17,725   Silgan Holdings, Inc.                                   688,262
                                                                --------------
                                                                     1,349,342
                                                                --------------
               DIVERSIFIED MANUFACTURING - 1.48%
      12,665   Aptargroup, Inc.                                        663,773
                                                                --------------

               ENERGY - 4.55%
       7,790   SEACOR Holdings, Inc.*                                  689,025
      14,065   Stone Energy Corp.*                                     662,462
      12,170   Universal Compression
               Holdings, Inc.*                                         680,303
                                                                --------------
                                                                     2,031,790
                                                                --------------

   Number
 of Shares                                                          Value

--------------------------------------------------------------------------------
               ENTERTAINMENT - 1.61%
      52,215   Multimedia Games, Inc.*                          $      720,045
                                                                --------------
               FINANCIAL - 1.54%
      46,530   MCG Capital Corp.                                       686,783
                                                                --------------

               HEALTH CARE - 2.80%
      43,225   Angiotech Pharmaceuticals, Inc.*                        656,155
      27,245   Apria Healthcare Group, Inc.*                           596,666
                                                                --------------
                                                                     1,252,821
                                                                --------------
               INDUSTRIAL - 2.85%
      24,525   EDO Corp.                                               640,838
      64,380   Methode Electronics, Inc.                               630,924
                                                                --------------
                                                                     1,271,762
                                                                --------------
               INSURANCE - 4.70%
      28,150   Assured Guaranty Ltd.                                   699,527
      23,510   EMC Insurance Group, Inc.                               687,668
      28,990   Presidential Life Corp.                                 714,603
                                                                --------------
                                                                     2,101,798
                                                                --------------
               MACHINERY - 4.54%
      28,470   AGCO Corp.*                                             673,885
      17,305   Albany International Corp.,
               Class A                                                 676,626
      10,965   Kennametal, Inc.                                        678,185
                                                                --------------
                                                                     2,028,696
                                                                --------------
               MEDICAL PRODUCTS & SERVICES - 4.87%
      30,010   Conmed Corp.*                                           654,518
      14,855   Diagnostic Products Corp.                               861,590
      16,250   Orthofix International*                                 659,588
                                                                --------------
                                                                     2,175,696
                                                                --------------
               MISCELLANEOUS BUSINESS SERVICES - 1.56%
      32,530   NCO Group, Inc.*                                        697,769
                                                                --------------

               PRINTING & PUBLISHING - 4.21%
      35,650   Ennis, Inc.                                             702,305
      52,360   Journal Communications, Inc.,
               Class A                                                 614,183
      13,745   Media General, Inc., Class A                            564,644
                                                                --------------
                                                                     1,881,132
                                                                --------------
               REAL ESTATE INVESTMENT TRUSTS - 10.77%
      16,910   First Industrial Realty Trust, Inc.                     663,548
      33,445   Glenborough Realty Trust, Inc.                          700,673
      18,075   Healthcare Realty Trust, Inc.                           684,500
      13,575   Home Properties, Inc.                                   679,022
      61,530   HRPT Properties Trust                                   675,600


                                       JOHNSONFAMILY FUNDS SEMI-ANNUAL REPORT  3

STATEMENT OF NET ASSETS APRIL 30, 2006 (UNAUDITED)

SMALL CAP VALUE FUND (CONCLUDED)


   Number
  of Shares                                                         Value

--------------------------------------------------------------------------------
      41,635   Urstadt Biddle Properties, Inc.,
               Class A                                          $      696,137
      66,390   Winston Hotels, Inc.                                    715,020
                                                                --------------
                                                                     4,814,500
                                                                --------------
               RETAIL - 6.22%
      29,370   Borders Group, Inc.                                     693,132
      30,320   Cato Corp., Class A                                     686,142
      41,000   Finish Line, Class A                                    675,680
      43,490   Tommy Hilfiger Corp.*                                   724,108
                                                                --------------
                                                                     2,779,062
                                                                --------------
               SERVICES - 2.80%
      23,180   Deluxe Corp.                                            552,611
      52,140   Ryan's Restaurant Group, Inc.*                          698,155
                                                                --------------
                                                                     1,250,766
                                                                --------------
               TECHNOLOGY - 9.12%
      41,160   Actel Corp.*                                            661,441
      63,830   Artesyn Technologies, Inc.*                             701,492
      25,060   DSP Group, Inc.*                                        677,622
      38,445   Emulex Corp.*                                           697,777
      34,040   MRO Software, Inc.*                                     647,441
      31,615   Sybase, Inc.*                                           688,258
                                                                --------------
                                                                     4,074,031
                                                                --------------
               TELEPHONES & TELECOMMUNICATIONS - 1.51%
      29,435   Inter-Tel, Inc.                                         675,239
                                                                --------------

               TRANSPORTATION - 2.90%
      35,055   Wabash National Corp.                                   634,495
      15,780   YRC Worldwide, Inc.*                                    662,760
                                                                --------------
                                                                     1,297,255
                                                                --------------
               UTILITIES - 4.61%
      33,655   Puget Energy, Inc.                                      699,014
      26,255   Southwest Gas Corp.                                     727,789
      12,695   WPS Resources Corp.                                     634,623
                                                                --------------
                                                                     2,061,426
                                                                --------------

               TOTAL COMMON STOCK
               (cost $39,714,256)                                   43,210,118
                                                                --------------

   Number
 of Shares                                                          Value

--------------------------------------------------------------------------------
               SHORT-TERM INVESTMENTS - 1.60%
     557,225   SSGA Money Market
               Fund, 4.44%**                                    $      557,225
     156,944   SSGA U.S. Government
               Money Market Fund, 4.34%**                              156,944
                                                                --------------

               TOTAL SHORT-TERM INVESTMENTS
               (cost $714,169)                                         714,169
                                                                --------------
               TOTAL INVESTMENTS - 98.29%
               (Cost $40,428,425)                                   43,924,287
                                                                --------------
               OTHER ASSETS AND LIABILITIES:
               Payable for Investment Securities
               Purchased                                              (675,852)
               Payable for Capital Shares
               Redeemed                                               (412,176)
               Investment Advisory Fee Payable                         (28,041)
               Distribution Fee Payable                                (13,882)
               Administration Fee Payable                               (7,261)
               Other Assets and Liabilities, Net                     1,900,508
                                                                --------------
               Other Assets
               and Liabilities - 1.71%                                 763,296
                                                                --------------
               NET ASSETS -- 100.0%                             $   44,687,583
                                                                ==============

               NET ASSETS:
               Portfolio Shares (unlimited
               authorization -- no par value)
               based on 3,742,201 outstanding
               shares of beneficial interest                    $   35,764,592
               Distributions in excess of net
               investment income                                       (23,836)
               Accumulated net realized gain
               on investments                                        5,450,965
               Net unrealized appreciation
               on investments                                        3,495,862
                                                                --------------
               NET ASSETS                                       $   44,687,583
                                                                ==============

               NET ASSETS VALUE, OFFERING AND
               REDEMPTION PRICE PER SHARE                               $11.94
                                                                        ======

                * NON-INCOME PRODUCING SECURITY.
               ** RATE SHOWN IS THE 7-DAY EFFECTIVE YIELD AS OF APRIL 30, 2006. SSGA -- STATE STREET GLOBAL ADVISERS

               THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.


4  JOHNSONFAMILY FUNDS SEMI-ANNUAL REPORT

STATEMENT OF NET ASSETS APRIL 30, 2006 (UNAUDITED)

INTERNATIONAL VALUE FUND



--------------------------------------------------------------------------------
[THE FOLLOWING TABLE WAS REPRESENTED BY A BAR CHART IN THE PRINTED MATERIAL.]

SECTOR WEIGHTINGS+:
25.1%        Financials
18.2%        Consumer Discretionary
10.5%        Industrials
 7.7%        Materials
 7.5%        Energy
 7.4%        Health Care
 7.3%        Consumer Staples
 4.9%        Utilities
 4.7%        Telecommunication Services
 4.5%        Short-Term Investments
 2.2%        Information Technology

+ PERCENTAGES ARE BASED ON TOTAL INVESTMENTS.

   Number
 of Shares                                                          Value

--------------------------------------------------------------------------------
               FOREIGN STOCKS - 93.60%
               AUSTRALIA - 3.96%
     125,000   Amcor Ltd.                                       $      685,719
      35,000   Australia & New Zealand
               Banking Group Ltd.                                      742,246
     420,000   Investa Property Group                                  691,523
      30,200   National Australia Bank Ltd.                            861,803
     250,000   Qantas Airways Ltd.                                     656,317
      78,000   Santos Ltd.                                             699,536
                                                                --------------
                                                                     4,337,144
                                                                --------------

               AUSTRIA - 2.95%
       9,500   Flughafen Wien AG                                       723,506
       4,500   Mayr-Melnhof Karton AG                                  829,576
      11,200   OMV AG                                                  777,498
      17,000   Wienerberger AG                                         897,464
                                                                --------------
                                                                     3,228,044
                                                                --------------

               BELGIUM - 2.23%
      40,000   AGFA-Gevaert NV                                         809,704
      30,000   Dexia*                                                  790,180
      22,500   Fortis                                                  842,896
                                                                --------------
                                                                     2,442,780
                                                                --------------

               CANADA - 4.28%
      18,300   Alcan, Inc.                                             953,419
      28,000   Biovail Corp.                                           727,143
      12,200   Husky Energy, Inc.                                      716,398
      10,300   Magna International, Inc.,
               Class A                                                 805,671
      16,400   Royal Bank of Canada                                    700,171
      14,000   Toronto-Dominion Bank                                   780,242
                                                                --------------
                                                                     4,683,044
                                                                --------------

               DENMARK - 0.76%
      21,000   Danske Bank A/S                                         834,213
                                                                --------------

   Number
 of Shares                                                          Value

--------------------------------------------------------------------------------
               FINLAND - 3.12%
      17,500   Cargotec Corp., B Shares                         $      849,352
      40,000   Elisa Oyj, A Shares                                     820,285
      40,500   Nokia Oyj                                               920,837
      53,000   Stora Enso Oyj, R Shares                                829,179
                                                                --------------
                                                                     3,419,653
                                                                --------------

               FRANCE - 6.83%
       7,100   Assurances Generales de France                          896,142
       9,000   BNP Paribas                                             849,131
      12,000   Carrefour SA                                            695,026
      13,000   Cie de Saint-Gobain                                     973,522
      12,500   Peugeot SA                                              820,348
       7,000   Renault SA                                              811,216
       9,000   Sanofi-Aventis                                          847,431
       6,200   Societe Generale                                        945,772
       2,337   Total SA                                                645,283
       2,700   Total SA STRIPS*                                             68
                                                                --------------
                                                                     7,483,939
                                                                --------------

               GERMANY - 6.47%
       8,700   Celesio AG                                              817,539
       7,000   Deutsche Bank AG                                        858,125
      44,000   Deutsche Telekom AG                                     793,682
       7,000   E.ON AG                                                 851,160
       7,800   Fresenius Medical Care AG                               934,483
       2,600   Puma AG Rudolf Dassler Sport                          1,046,426
       9,000   Schering AG                                             964,994
       8,700   Siemens AG                                              821,923
                                                                --------------
                                                                     7,088,332
                                                                --------------

               HONG KONG - 6.46%
     284,000   Asia Satellite Telecommunications
               Holdings Ltd.                                           492,645
     230,000   Cheung Kong Infrastructure
               Holdings Ltd.                                           750,485
     160,000   China Mobile Hong Kong Ltd.                             930,659
   1,200,000   China Petroleum & Chemical
               Corp., Class H                                          762,222
     126,400   CLP Holdings Ltd.                                       736,850
     355,000   Hang Lung Group Ltd.                                    844,731
      24,800   HSBC Holdings PLC                                       422,841
   3,500,000   Oriental Press Group                                    744,811
      69,500   Swire Pacific Ltd., Class A                             710,807
     230,000   Yue Yuen Industrial Holdings                            674,843
                                                                --------------
                                                                     7,070,894
                                                                --------------


                                       JOHNSONFAMILY FUNDS SEMI-ANNUAL REPORT  5

STATEMENT OF NET ASSETS APRIL 30, 2006 (UNAUDITED)

   Number
 of Shares                                                          Value

--------------------------------------------------------------------------------
               IRELAND - 1.30%
      28,000   Allied Irish Banks PLC                           $      675,426
      40,000   Bank of Ireland                                         748,737
                                                                --------------
                                                                     1,424,163
                                                                --------------

               ITALY - 0.56%
     219,881   Telecom Italia SpA                                      614,881
                                                                --------------

               JAPAN - 22.13%
      23,000   Aderans Co. Ltd.                                        680,736
      42,000   Belluna Co. Ltd.                                        860,596
      12,000   Canon, Inc.                                             915,236
         100   East Japan Railway Co.                                  778,459
      22,000   Fuji Photo Film Co. Ltd.                                745,534
       8,000   Funai Electric Co. Ltd.                                 824,518
     131,000   Hino Motors Ltd.                                        796,095
      10,000   Honda Motor Co. Ltd.                                    708,406
      28,000   Kao Corp.                                               750,263
      68,000   Kirin Brewery Co. Ltd.                                1,005,114
      81,000   Kubota Corp.                                            912,846
      30,000   Kyushu Electric Power Co., Inc.                         698,774
          70   Mitsubishi UFJ Financial
               Group, Inc.                                           1,097,198
      61,000   Namco Bandai Holdings, Inc.                             876,541
         135   Nippon Telegraph & Telephone
               Corp.                                                   602,890
      60,000   Nissan Motor Co. Ltd.                                   786,515
      40,000   Nomura Holdings, Inc.                                   901,926
      12,000   Sankyo Co. Ltd.                                         849,037
      19,700   Sega Sammy Holdings, Inc.                               783,170
      18,000   Sony Corp.                                              901,576
     107,000   Sumitomo Chemical Co. Ltd.                              935,079
     180,000   Taiheiyo Cement Corp.                                   873,205
      11,000   Takeda Pharmaceutical Co. Ltd.                          670,403
      10,000   Takefuji Corp.                                          647,986
      65,000   Tanabe Seiyaku Co. Ltd.                                 763,835
      27,400   Tokyo Electric Power Co., Inc.                          701,795
      45,000   Toppan Forms Co. Ltd.                                   728,590
      50,000   Toyo Suisan Kaisha Ltd.                                 760,070
      15,000   Toyota Motor Corp.                                      874,781
      44,000   Yamaha Corp.                                            811,033
                                                                --------------
                                                                    24,242,207
                                                                --------------

               LUXEMBOURG - 1.01%
    26,900     Arcelor                                               1,104,639
                                                                --------------

               MEXICO - 0.79%
   127,560     Cemex SA de CV                                          861,177
                                                                --------------

   Number
  of Shares                                                         Value

--------------------------------------------------------------------------------
               NETHERLANDS - 5.77%
      21,400   ABN AMRO Holding NV                              $      638,601
      37,880   Aegon NV                                                690,445
      12,000   Akzo Nobel NV                                           689,886
      19,000   CSM                                                     576,555
      23,250   Heineken Holding NV                                     827,941
      17,850   ING Groep NV                                            725,359
      20,000   Koninklijke Philips Electronics
               NV, NY Shares                                           689,600
      37,000   OCE NV                                                  615,214
      25,400   Royal Dutch Shell PLC,
               A Shares                                                869,629
                                                                --------------
                                                                     6,323,230
                                                                --------------

               NORWAY - 0.72%
      57,000   DNB NOR ASA                                             788,911
                                                                --------------

               SINGAPORE - 1.63%
      76,000   DBS Group Holdings Ltd.                                 855,336
      66,150   Fraser and Neave Ltd.                                   924,327
                                                                --------------
                                                                     1,779,663
                                                                --------------

               SPAIN - 0.65%
      24,000   Repsol YPF SA                                           715,885
                                                                --------------

               SWEDEN - 2.81%
      26,000   Electrolux AB, Series B                                 776,219
      30,000   ForeningsSparbanken AB                                  822,524
      28,000   Skandinaviska Enskilda
               Banken AB, Class A                                      703,242
      15,500   Volvo AB, B Shares                                      776,490
                                                                --------------
                                                                     3,078,475
                                                                --------------

               SWITZERLAND - 2.15%
       2,200   Nestle SA                                               669,066
       1,900   Rieter Holding AG                                       831,035
      11,800   Swiss Reinsurance                                       858,613
                                                                --------------
                                                                     2,358,714
                                                                --------------

               UNITED KINGDOM - 17.02%
      40,000   Alliance & Leicester PLC                                816,490
      43,000   Associated British Foods PLC                            595,181
      15,000   AstraZeneca PLC                                         826,123
      50,000   BAA PLC                                                 770,231
      51,800   Barclays PLC                                            644,958
      58,293   Boots Group PLC                                         742,755
     124,000   BP PLC                                                1,524,756
     235,000   DSG International PLC                                   784,885
      30,874   GlaxoSmithKline PLC                                     873,200


6  JOHNSONFAMILY FUNDS SEMI-ANNUAL REPORT

STATEMENT OF NET ASSETS APRIL 30, 2006 (UNAUDITED)

INTERNATIONAL VALUE FUND (CONCLUDED)


   Number
 of Shares                                                          Value

--------------------------------------------------------------------------------
      46,000   HBOS PLC                                         $      804,766
      17,000   HSBC Holdings PLC                                       292,778
      54,900   Kelda Group PLC                                         766,381
     243,120   Legal & General Group PLC                               612,042
      52,000   Provident Financial PLC                                 587,902
      76,000   Prudential PLC                                          888,941
      53,000   Punch Taverns PLC                                       843,900
     280,000   Rentokil Initial PLC                                    813,036
      24,300   Royal Bank of Scotland
               Group PLC                                               791,066
      17,469   Royal Dutch Shell PLC,
               B Shares                                                622,668
      42,000   Shire PLC                                               652,719
      85,000   St. Ives Group PLC                                      370,801
      75,000   Trinity Mirror PLC                                      748,419
      60,000   Unilever PLC                                            635,270
      64,000   United Utilities PLC                                    780,573
     360,000   Vodafone Group PLC                                      847,390
                                                                --------------
                                                                    18,637,231
                                                                --------------

               TOTAL FOREIGN STOCKS
               (cost $69,210,036)                                  102,517,219
                                                                --------------

               FOREIGN PREFERRED STOCK - 1.37%
               BRAZIL - 1.37%
      14,700   Cia Vale do Rio Doce, Class A                           654,427
      38,400   Petroleo Brasileiro SA                                  850,722
                                                                --------------
                                                                     1,505,149
                                                                --------------

               TOTAL FOREIGN PREFERRED STOCK
               (cost $302,581)                                       1,505,149
                                                                --------------

               RIGHTS - 0.00%
      11,800   Swiss Reinsurance,
               Expires 05/08/06*                                            --
                                                                --------------

               TOTAL RIGHTS
               (cost $0)                                                    --
                                                                --------------

               SHORT-TERM INVESTMENTS - 4.52%
   3,639,651   SSGA Money Market
               Fund, 4.44%**                                         3,639,651
   1,312,205   SSGA U.S. Government
               Money Market Fund, 4.34%**                            1,312,205
                                                                --------------

               TOTAL SHORT-TERM INVESTMENTS
               (cost $4,951,856)                                     4,951,856
                                                                --------------

               TOTAL INVESTMENTS - 99.49%
               (Cost $74,464,473)                                  108,974,224
                                                                --------------


                                                                    Value

--------------------------------------------------------------------------------
               OTHER ASSETS AND LIABILITIES:
               Investment Advisory Fee
               Payable                                          $      (79,184)
               Distribution Fee Payable                                (37,745)
               Administration Fee Payable                              (10,946)
               Payable for Capital Shares
               Redeemed                                                 (9,555)
               Other Assets and Liabilities, Net                       695,791
                                                                --------------

               Other Assets,
               and Liabilities - 0.51%                                 558,361
                                                                --------------

               NET ASSETS -- 100.0%                             $  109,532,585
                                                                ==============

               NET ASSETS:
               Portfolio Shares (unlimited
               authorization -- no par value)
               based on 6,740,774 outstanding
               shares of beneficial interest                    $   70,614,639
               Undistributed net investment
               income                                                  746,118
               Accumulated net realized gain
               on investments                                        3,649,730
               Net unrealized appreciation
               on investments                                       34,509,751
               Net unrealized appreciation
               on forward foreign currency
               contracts, foreign currencies
               and translation of other assets
               and liabilities denominated in
               foreign currencies                                       12,347
                                                                --------------

               NET ASSETS                                       $  109,532,585
                                                                ==============

               NET ASSETS VALUE, OFFERING AND
               REDEMPTION PRICE PER SHARE                               $16.25
                                                                        ======

               *  NON-INCOME PRODUCING SECURITY.
               ** RATE SHOWN IS THE 7-DAY EFFECTIVE YIELD AS OF APRIL 30, 2006. NY -- NEW YORK
               PLC -- PUBLIC LIMITED COMPANY
               SSGA -- STATE STREET GLOBAL ADVISERS
               STRIPS -- SEPARATELY TRADED REGISTERED INTEREST AND PRINCIPAL SECURITY
               AMOUNTS DESIGNATED AS "--" ARE $0.

               THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.


                                       JOHNSONFAMILY FUNDS SEMI-ANNUAL REPORT  7

STATEMENT OF NET ASSETS APRIL 30, 2006 (UNAUDITED)

INTERMEDIATE FIXED INCOME FUND



--------------------------------------------------------------------------------
[THE FOLLOWING TABLE WAS REPRESENTED BY A BAR CHART IN THE PRINTED MATERIAL.]

SECTOR WEIGHTINGS+:
30.4%        U.S. Government Agency Obligations
28.4%        Financials
21.8%        U.S. Treasury Obligations
 4.9%        Industrials
 3.4%        Consumer Discretionary
 3.4%        Telecommunication Services
 1.7%        Information Technology
 1.7%        Health Care
 1.7%        Utilities
 1.6%        Consumer Staples
 1.0%        Short-Term Investments

+ PERCENTAGES ARE BASED ON TOTAL INVESTMENTS.

 Principal
   Amount                                                           Value

--------------------------------------------------------------------------------
               CORPORATE BONDS - 46.06%
               BANKS - 12.35%
$  1,000,000   BankBoston NA Sub Notes
               (Bank of America),
               6.500%, 12/19/07                                 $    1,016,685
   1,000,000   Fleet National Bank Sub Notes
               (Bank of America),
               5.750%, 01/15/09                                      1,008,750
   1,500,000   Household Finance Corp.
               Global Notes (HSBC Holdings),
               5.750%, 01/30/07                                      1,505,432
   1,000,000   Key Bank NA Oregon
               Sub Notes (KeyCorp),
               7.375%, 09/15/08                                      1,046,138
   1,000,000   SouthTrust Bank NA Sub Notes,
               Putable @ 100 on 01/09/08,
               6.125%, 01/09/28                                      1,014,009
   1,000,000   US Bank NA Global Notes,
               2.850%, 11/15/06                                        987,516
   1,000,000   Wells Fargo & Co. Global Notes,
               3.500%, 04/04/08                                        967,787
                                                                --------------
                                                                     7,546,317
                                                                --------------
               FINANCIAL - 15.73%
   1,000,000   Allstate Corp. Sub Notes,
               5.375%, 12/01/06                                        999,791
   1,000,000   Bear Stearns Cos., Inc.
               Global Notes,
               7.800%, 08/15/07                                      1,030,000
     500,000   Citigroup Global Markets
               Holdings, Inc. Global Notes,
               6.500%, 02/15/08                                        510,000
   1,000,000   Citigroup, Inc. Global Notes,
               3.500%, 02/01/08                                        970,936

 Principal
   Amount                                                           Value

--------------------------------------------------------------------------------
$    500,000   Donaldson, Lufkin & Jenrette,
               Inc. Sr. Notes (Credit Suisse
               First Boston),
               6.500%, 04/01/08                                 $      510,000
   1,000,000   General Electric Capital Corp.
               MTN, Series A,
               5.000%, 06/15/07                                        997,414
   1,000,000   Goldman Sachs Group, Inc.
               Global Bonds,
               6.875%, 01/15/11                                      1,051,509
   1,000,000   International Lease Finance
               Corp. (American International Group),
               MTN, Series M,
               5.800%, 08/15/07                                      1,001,840
   1,000,000   JPMorgan Chase & Co.
               Global Sr. Notes,
               5.350%, 03/01/07                                      1,000,307
   1,000,000   Lehman Brothers Holdings, Inc.
               Global Notes,
               8.250%, 06/15/07                                      1,031,444
     500,000   Merrill Lynch & Co., Inc.
               Global Notes,
               6.000%, 02/17/09                                        508,125
                                                                --------------
                                                                     9,611,366
                                                                --------------
               FOOD - 1.58%
   1,000,000   Kraft Foods, Inc.  Sub Notes,
               4.000%, 10/01/08                                        967,141
                                                                --------------
               INDUSTRIAL - 4.80%
   2,000,000   General Motors Acceptance
               Corp. Global Notes,
               6.125%, 08/28/07                                      1,944,068
   1,000,000   John Deere Capital Corp.
               Global Notes,
               4.500%, 08/22/07                                        989,163
                                                                --------------
                                                                     2,933,231
                                                                --------------
               MEDICAL PRODUCTS & SERVICES - 1.64%
   1,000,000   Merck & Co., Inc.,
               5.250%, 07/01/06                                        999,805
                                                                --------------
               RETAIL - 3.35%
   1,000,000   McDonald's Corp. MTN,
               Series F,
               5.350%, 09/15/08                                        998,750


8  JOHNSONFAMILY FUNDS SEMI-ANNUAL REPORT

STATEMENT OF NET ASSETS APRIL 30, 2006 (UNAUDITED)

 Principal
   Amount                                                           Value

--------------------------------------------------------------------------------
$  1,000,000   Wal-Mart Stores, Inc.
               Global Notes,
               6.875%, 08/10/09                                 $    1,045,000
                                                                --------------
                                                                     2,043,750
                                                                --------------
               TECHNOLOGY - 1.64%
   1,000,000   International Business Machines
               Corp. Global Notes,
               4.875%, 10/01/06                                        998,707
                                                                --------------
               TELEPHONES & TELECOMMUNICATIONS - 3.31%
     905,000   AT&T Broadband Global Notes
               (Comcast Corp.),
               8.375%, 03/15/13                                      1,013,132
   1,000,000   Verizon Global Funding Corp.
               Global Notes,
               6.125%, 06/15/07                                      1,007,682
                                                                --------------
                                                                     2,020,814
                                                                --------------
               UTILITIES - 1.66%
   1,000,000   Public Service Electric &
               Gas Notes,
               Putable @ 100 on 05/01/08,
               6.375%, 05/01/23                                      1,016,689
                                                                --------------

               TOTAL CORPORATE BONDS
               (cost $28,353,035)                                   28,137,820
                                                                --------------

               U.S. GOVERNMENT AGENCY OBLIGATIONS - 30.06%
   4,000,000   Fannie Mae,
               5.375%, 11/15/11                                      4,013,948
   2,000,000   Federal Farm Credit
               Bank MTN,
               5.240%, 10/01/08                                      2,003,564
   1,000,000   Federal Home Loan Bank,
               6.500%, 08/14/09                                      1,039,388
   1,000,000   Federal Home Loan Bank,
               5.890%, 06/30/08                                      1,013,310
   1,000,000   Federal Home Loan Bank,
               5.250%, 11/14/08                                      1,000,939
   2,500,000   Freddie Mac,
               5.125%, 10/15/08                                      2,498,050
   5,000,000   Freddie Mac,
               4.000%, 09/22/09                                      4,818,360
   1,500,000   Freddie Mac MTN,
               3.100%, 03/20/07                                      1,472,973

 Principal Amount/
 Number of Shares                                                     Value

--------------------------------------------------------------------------------
$    500,000   Private Export Funding Corp.
               (U.S. Government Guaranteed),
               Series B, 6.490%, 07/15/07                       $      506,875
                                                                --------------

               TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
               (cost $18,674,450)                                   18,367,407
                                                                --------------
               U.S. TREASURY OBLIGATIONS - 21.52%
   9,000,000   United States Treasury Bond,
               7.500%, 11/15/16                                     10,712,070
   2,400,000   United States Treasury Note,
               5.625%, 05/15/08                                      2,434,200
                                                                --------------

               TOTAL U.S. TREASURY OBLIGATIONS
               (cost $13,818,702)                                   13,146,270
                                                                --------------
               SHORT-TERM INVESTMENTS - 0.95%
     299,655   SSGA Money Market
               Fund, 4.44%*                                            299,655
     283,379   SSGA U.S. Government
               Money Market Fund, 4.34%*                               283,379
                                                                --------------

               TOTAL SHORT-TERM INVESTMENTS
               (cost $583,034)                                         583,034
                                                                --------------
               TOTAL INVESTMENTS - 98.59%
               (Cost $61,429,221)                                   60,234,531
                                                                --------------
               OTHER ASSETS AND LIABILITIES:
               Income Distribution Payable                             (85,061)
               Investment Advisory Fee Payable                         (17,496)
               Payable for Capital Shares
               Redeemed                                                 (9,451)
               Administration Fee Payable                               (7,410)
               Distribution Fee Payable                                   (318)
               Other Assets and Liabilities, Net                       981,423
                                                                --------------
               Other Assets
               and Liabilities - 1.41%                                 861,687
                                                                --------------
               NET ASSETS -- 100.0%                             $   61,096,218
                                                                ==============


                                       JOHNSONFAMILY FUNDS SEMI-ANNUAL REPORT  9

STATEMENT OF NET ASSETS APRIL 30, 2006 (UNAUDITED)

INTERMEDIATE FIXED INCOME FUND (CONCLUDED)


                                                                    Value

--------------------------------------------------------------------------------
               NET ASSETS:
               Portfolio Shares (unlimited
               authorization -- no par value)
               based on 6,311,858 outstanding
               shares of beneficial interest                    $   62,843,915
               Distributions in excess of net
               investment income                                          (138)
               Accumulated net realized loss
               on investments                                         (552,869)
               Net unrealized depreciation
               on investments                                       (1,194,690)
                                                                --------------
               NET ASSETS                                       $   61,096,218
                                                                ==============

               NET ASSETS VALUE, OFFERING AND
               REDEMPTION PRICE PER SHARE                                $9.68
                                                                         =====

               * RATE SHOWN IS THE 7-DAY EFFECTIVE YIELD AS OF APRIL 30, 2006. MTN -- MEDIUM TERM NOTE
               NA -- NATIONAL ASSOCIATION
               SUB -- SUBORDINATED
               SR. -- SENIOR
               SSGA -- STATE STREET GLOBAL ADVISERS

               THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.





10  JOHNSONFAMILY FUNDS SEMI-ANNUAL REPORT

STATEMENTS OF OPERATIONS FOR THE SIX MONTHS ENDED APRIL 30, 2006 (UNAUDITED)

                                                        LARGE CAP      SMALL CAP    INTERNATIONAL    INTERMEDIATE
                                                        VALUE FUND     VALUE FUND     VALUE FUND  FIXED INCOME FUND
-------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
Dividends (net of withholding taxes of
    $5,833, $0, $194,737, and $0, respectively)        $  1,647,111   $    392,643   $  1,536,009    $     19,243
Interest                                                         --             --             --       1,363,938
                                                       ------------   ------------   ------------    ------------
    TOTAL INVESTMENT INCOME                               1,647,111        392,643      1,536,009       1,383,181
                                                       ------------   ------------   ------------    ------------

EXPENSES:
Investment advisory fees                                    430,478        186,225        434,603         141,824
Distribution fees                                            68,704         43,324         74,670          26,716
Administration and fund accounting fees                      56,982         44,335         63,376          46,559
Directors' fees and expenses                                 12,883         13,872         11,890          13,872
Transfer agent fees and expenses                             12,297         13,783         12,771          11,697
Custody fees                                                  9,358          4,125         39,196           5,163
Federal and state registration fees                           9,118          9,065         10,673           9,717
Legal fees                                                    7,994          7,994          7,572           7,994
Audit fees                                                    7,975          7,975          8,041           7,975
Printing fees                                                 5,900          5,900          6,372           5,900
Miscellaneous                                                 8,376         10,804         10,818          11,703
                                                       ------------   ------------   ------------    ------------
    TOTAL EXPENSES                                          630,065        347,402        679,982         289,120
                                                       ------------   ------------   ------------    ------------

Less:
    Waiver of investment advisory fees                           --             --             --         (21,244)
                                                       ------------   ------------   ------------    ------------
    TOTAL NET EXPENSES                                      630,065        347,402        679,982         267,876
                                                       ------------   ------------   ------------    ------------
NET INVESTMENT INCOME                                     1,017,046         45,241        856,027       1,115,305
                                                       ------------   ------------   ------------    ------------

REALIZED AND UNREALIZED GAIN (LOSS) FROM INVESTMENTS
    AND FOREIGN CURRENCY TRANSACTIONS:
Net realized gain (loss) on investments                   4,011,023      5,647,101      3,692,074         (33,885)
Net realized loss on foreign currency transactions               --             --        (42,039)             --
Net change in unrealized appreciation (depreciation)
    on investments                                        8,567,448      1,046,378     14,790,524        (701,682)
Net change in unrealized appreciation on forward
    foreign currency contracts, foreign currencies,
    and translation of other assets and liabilities
    denominated in foreign currencies                            --             --         15,842              --
                                                       ------------   ------------   ------------    ------------
Net gain (loss) on investments and foreign
    currency transactions                                12,578,471      6,693,479     18,456,401        (735,567)
                                                       ------------   ------------   ------------    ------------

NET INCREASE IN NET ASSETS RESULTING
    FROM OPERATIONS                                    $ 13,595,517   $  6,738,720   $ 19,312,428    $    379,738
                                                       ============   ============   ============    ============

AMOUNTS DESIGNATED AS "--" ARE $0.
THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.


                                      JOHNSONFAMILY FUNDS SEMI-ANNUAL REPORT  11

STATEMENTS OF CHANGES IN NET ASSETS

                                                           LARGE CAP                         SMALL CAP
                                                           VALUE FUND                        VALUE FUND
                                                -------------------------------   -------------------------------
                                                  SIX MONTHS       FISCAL YEAR      SIX MONTHS       FISCAL YEAR
                                                    ENDED             ENDED           ENDED             ENDED
                                                APRIL 30, 2006     OCTOBER 31,    APRIL 30, 2006     OCTOBER 31,
                                                 (UNAUDITED)          2005         (UNAUDITED)          2005
-----------------------------------------------------------------------------------------------------------------
OPERATIONS:
Net investment income                            $   1,017,046    $   1,728,689    $      45,241    $     204,678
Net realized gain (loss) on investments              4,011,023        9,381,006        5,647,101        6,875,022
Net realized loss on foreign currency
    transactions                                            --               --               --               --
Net change in unrealized appreciation
    (depreciation) on investments                    8,567,448         (851,245)       1,046,378       (2,014,407)
Net change in unrealized appreciation
    (depreciation) on forward foreign
    currency contracts, foreign currencies,
    and translation of other assets and
    liabilities denominated in foreign
    currencies                                              --               --               --               --
                                                 -------------    -------------    -------------    -------------
NET INCREASE IN NET ASSETS
    RESULTING FROM OPERATIONS                       13,595,517       10,258,450        6,738,720        5,065,293
                                                 -------------    -------------    -------------    -------------

DISTRIBUTIONS PAID FROM:
Net investment income                               (1,073,619)      (1,672,158)        (209,864)        (243,711)
Net realized capital gains                          (9,384,715)      (4,181,005)      (6,729,671)     (11,583,371)
                                                 -------------    -------------    -------------    -------------
TOTAL DISTRIBUTIONS                                (10,458,334)      (5,853,163)      (6,939,535)     (11,827,082)
                                                 -------------    -------------    -------------    -------------

CAPITAL STOCK TRANSACTIONS 1 :
Shares sold                                         13,550,945       28,719,866        2,702,814       13,127,221
Proceeds from reinvestment of
    distributions                                    8,767,014        4,691,554        6,322,821       10,499,268
Redemption fees 2                                        1,962            2,365               17              249
Shares redeemed                                    (14,770,282)     (18,491,702)     (20,255,236)     (31,524,396)
                                                 -------------    -------------    -------------    -------------
NET INCREASE (DECREASE) FROM SHARE
    TRANSACTIONS                                     7,549,639       14,922,083      (11,229,584)      (7,897,658)
                                                 -------------    -------------    -------------    -------------
TOTAL INCREASE (DECREASE) IN NET ASSETS             10,686,822       19,327,370      (11,430,399)     (14,659,447)
                                                 -------------    -------------    -------------    -------------

NET ASSETS:
Beginning of period                                113,365,500       94,038,130       56,117,982       70,777,429
                                                 -------------    -------------    -------------    -------------
End of period                                    $ 124,052,322    $ 113,365,500    $  44,687,583    $  56,117,982
                                                 =============    =============    =============    =============

UNDISTRIBUTED NET INVESTMENT INCOME/
    (DISTRIBUTIONS IN EXCESS OF NET INVESTMENT
    INCOME) INCLUDED IN NET ASSETS AT END
    OF PERIOD                                    $     129,951    $     186,524    $     (23,836)   $     140,787
                                                 =============    =============    =============    =============

1  SEE NOTE 3 IN THE NOTES TO THE FINANCIAL STATEMENTS.
2  SEE NOTE 6 IN THE NOTES TO THE FINANCIAL STATEMENTS.
AMOUNTS DESIGNATED AS "--" ARE $0.
THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.


12  JOHNSONFAMILY FUNDS SEMI-ANNUAL REPORT

                                                         INTERNATIONAL                     INTERMEDIATE
                                                          VALUE FUND                     FIXED INCOME FUND
                                                -------------------------------   -------------------------------
                                                  SIX MONTHS       FISCAL YEAR      SIX MONTHS       FISCAL YEAR
                                                     ENDED           ENDED            ENDED             ENDED
                                                APRIL 30, 2006     OCTOBER 31,    APRIL 30, 2006     OCTOBER 31,
                                                  (UNAUDITED)         2005          (UNAUDITED)         2005
-----------------------------------------------------------------------------------------------------------------
OPERATIONS:
Net investment income                            $     856,027    $   1,227,496    $   1,115,305    $   2,402,684
Net realized gain (loss) on investments              3,692,074        4,212,467          (33,885)         129,031
Net realized loss on foreign currency
    transactions                                       (42,039)         (36,627)              --               --
Net change in unrealized appreciation
    (depreciation) on investments                   14,790,524        6,401,791         (701,682)      (2,292,673)
Net change in unrealized appreciation
    (depreciation) on forward foreign
    currency contracts, foreign currencies,
    and translation of other assets and
    liabilities denominated in foreign
    currencies                                          15,842           (8,757)              --               --
                                                 -------------    -------------    -------------    -------------
NET INCREASE IN NET ASSETS
    RESULTING FROM OPERATIONS                       19,312,428       11,796,370          379,738          239,042
                                                 -------------    -------------    -------------    -------------

DISTRIBUTIONS PAID FROM:
Net investment income                               (1,451,780)      (1,021,848)      (1,115,830)      (2,422,353)
Net realized capital gains                          (3,738,690)        (285,412)              --               --
                                                 -------------    -------------    -------------    -------------
TOTAL DISTRIBUTIONS                                 (5,190,470)      (1,307,260)      (1,115,830)      (2,422,353)
                                                 -------------    -------------    -------------    -------------

CAPITAL STOCK TRANSACTIONS 1:
Shares sold                                         18,212,443       29,883,270        5,297,803       13,997,037
Proceeds from reinvestment of
    distributions                                    4,081,306          236,195          601,308        1,466,631
Redemption fees 2                                        1,035              666                1              757
Shares redeemed                                    (15,501,735)     (21,726,885)     (10,768,030)     (17,933,899)
                                                 -------------    -------------    -------------    -------------
NET INCREASE (DECREASE) FROM SHARE
    TRANSACTIONS                                     6,793,049        8,393,246       (4,868,918)      (2,469,474)
                                                 -------------    -------------    -------------    -------------
TOTAL INCREASE (DECREASE) IN NET ASSETS             20,915,007       18,882,356       (5,605,010)      (4,652,785)
                                                 -------------    -------------    -------------    -------------

NET ASSETS:
Beginning of period                                 88,617,578       69,735,222       66,701,228       71,354,013
                                                 -------------    -------------    -------------    -------------
End of period                                    $ 109,532,585    $  88,617,578    $  61,096,218    $  66,701,228
                                                 =============    =============    =============    =============

UNDISTRIBUTED NET INVESTMENT INCOME/
    (DISTRIBUTIONS IN EXCESS OF NET INVESTMENT
    INCOME) INCLUDED IN NET ASSETS AT END
    OF PERIOD                                    $     746,118    $   1,341,871    $        (138)   $         387
                                                 =============    =============    =============    =============

1  SEE NOTE 3 IN THE NOTES TO THE FINANCIAL STATEMENTS.
2  SEE NOTE 6 IN THE NOTES TO THE FINANCIAL STATEMENTS.
AMOUNTS DESIGNATED AS "--" ARE $0.
THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.


                                      JOHNSONFAMILY FUNDS SEMI-ANNUAL REPORT  13

FINANCIAL HIGHLIGHTS

                                                              LARGE CAP
                                                              VALUE FUND
                                          --------------------------------------------------
                                            SIX MONTHS
                                               ENDED           FISCAL YEAR       FISCAL YEAR
                                          APRIL 30, 2006          ENDED             ENDED
                                            (UNAUDITED)      OCT. 31, 2005     OCT. 31, 2004
--------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD      $       10.28      $        9.83     $        8.63
                                          -------------      -------------     -------------

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income                              0.10               0.16              0.11
Net realized and unrealized gain (loss)
   on investments                                  1.11*              0.89*             1.20*
                                          -------------      -------------     -------------
      TOTAL FROM INVESTMENT OPERATIONS             1.21               1.05              1.31
                                          -------------      -------------     -------------

LESS DISTRIBUTIONS PAID:
From net investment income                        (0.09)             (0.16)            (0.11)
From net realized capital gains                   (0.89)             (0.44)               --
                                          -------------      -------------     -------------
      TOTAL DISTRIBUTIONS                         (0.98)             (0.60)            (0.11)
                                          -------------      -------------     -------------
NET ASSET VALUE, END OF PERIOD            $       10.51      $       10.28     $        9.83
                                          =============      =============     =============

TOTAL RETURN1                                     12.60%**           10.80%            15.27% 2

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (000s)          $     124,052      $     113,366     $      94,038
Ratio of expenses to average net assets,
   net of waivers and reimbursements               1.10%***           1.07%             1.17%
Ratio of expenses to average net assets,
   before waivers and reimbursements               1.10%***           1.07%             1.24%
Ratio of net investment income to
   average net assets, net of waivers
   and reimbursements                              1.77%***           1.62%             1.16%
Ratio of net investment income to
   average net assets, before waivers
   and reimbursements                              1.77%***           1.62%             1.09%
Portfolio turnover rate                              25%**              54%               38%

                                                              LARGE CAP
                                                              VALUE FUND
                                          --------------------------------------------------
                                           FISCAL YEAR        FISCAL YEAR       FISCAL YEAR
                                              ENDED              ENDED             ENDED
                                          OCT. 31, 2003      OCT. 31, 2002     OCT. 31, 2001
--------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD      $        7.01      $        8.34     $        9.23
                                          -------------      -------------     -------------

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income                              0.11               0.10              0.07
Net realized and unrealized gain (loss)
   on investments                                  1.62*             (1.20)            (0.19)
                                          -------------      -------------     -------------
      TOTAL FROM INVESTMENT OPERATIONS             1.73              (1.10)            (0.12)
                                          -------------      -------------     -------------

LESS DISTRIBUTIONS PAID:
From net investment income                        (0.11)             (0.09)            (0.08)
From net realized capital gains                      --              (0.14)            (0.69)
                                          -------------      -------------     -------------
      TOTAL DISTRIBUTIONS                         (0.11)             (0.23)            (0.77)
                                          -------------      -------------     -------------
NET ASSET VALUE, END OF PERIOD            $        8.63      $        7.01     $        8.34
                                          =============      =============     =============

TOTAL RETURN1                                     24.93% 2          (13.64)% 2         (1.58)% 2

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (000s)          $      71,662      $      48,022     $      48,229
Ratio of expenses to average net assets,
   net of waivers and reimbursements               1.34%              1.40%             1.39%
Ratio of expenses to average net assets,
   before waivers and reimbursements               1.34%              1.40%             1.39%
Ratio of net investment income to
   average net assets, net of waivers
   and reimbursements                              1.49%              1.26%             0.83%
Ratio of net investment income to
   average net assets, before waivers
   and reimbursements                              1.49%              1.26%             0.83%
Portfolio turnover rate                              51%                44%               76%

  * INCLUDES REDEMPTION FEES RETAINED BY THE FUND. SUCH REDEMPTION FEES REPRESENT LESS THAN $0.01 PER SHARE.
 **   NOT ANNUALIZED
***   ANNUALIZED
  1 RETURNS SHOWN DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.
  2 FEE WAIVERS ARE IN EFFECT. IF THEY HAD NOT BEEN IN EFFECT, PERFORMANCE WOULD HAVE BEEN LOWER.
AMOUNTS DESIGNATED AS "--" ARE EITHER $0 OR HAVE BEEN ROUNDED TO $0.
THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.


14  JOHNSONFAMILY FUNDS SEMI-ANNUAL REPORT

                                                              SMALL CAP
                                                              VALUE FUND
                                          --------------------------------------------------
                                            SIX MONTHS
                                              ENDED           FISCAL YEAR       FISCAL YEAR
                                          APRIL 30, 2006         ENDED            ENDED
                                           (UNAUDITED)       OCT. 31, 2005     OCT. 31, 2004
--------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD     $        11.96      $       13.26     $       12.61
                                         --------------      -------------     -------------

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income                              0.03               0.04              0.04
Net realized and unrealized gain (loss)
   on investments                                  1.50*              0.93*             1.04*
                                         --------------      -------------     -------------
      TOTAL FROM INVESTMENT OPERATIONS             1.53               0.97              1.08
                                         --------------      -------------     -------------

LESS DISTRIBUTIONS PAID:
From net investment income                        (0.04)             (0.04)            (0.04)
From net realized capital gains                   (1.51)             (2.23)            (0.39)
                                         --------------      -------------     -------------
      TOTAL DISTRIBUTIONS                         (1.55)             (2.27)            (0.43)
                                         --------------      -------------     -------------
NET ASSET VALUE, END OF PERIOD           $        11.94      $       11.96     $       13.26
                                         ==============      =============     =============

TOTAL RETURN1                                     14.07%**            6.92%             8.76% 2

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (000s)         $       44,688      $      56,118     $      70,777
Ratio of expenses to average net assets,
   net of waivers and reimbursements               1.40%***           1.22%             1.22%
Ratio of expenses to average net assets,
   before waivers and reimbursements               1.40%***           1.22%             1.29%
Ratio of net investment income to
   average net assets, net of waivers
   and reimbursements                              0.18%***           0.37%             0.29%
Ratio of net investment income to
   average net assets, before waivers
   and reimbursements                              0.18%***           0.37%             0.22%
Portfolio turnover rate                              40%**              71%               62%

                                                              SMALL CAP
                                                              VALUE FUND
                                          --------------------------------------------------
                                           FISCAL YEAR        FISCAL YEAR       FISCAL YEAR
                                              ENDED              ENDED             ENDED
                                          OCT. 31, 2003      OCT. 31, 2002     OCT. 31, 2001
--------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD      $         9.13     $       11.45     $        9.26
                                          --------------     -------------     -------------

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income                               0.05              0.05              0.11
Net realized and unrealized gain (loss)
   on investments                                   3.49*            (0.97)*            2.22
                                          --------------     -------------     -------------
      TOTAL FROM INVESTMENT OPERATIONS              3.54             (0.92)             2.33
                                          --------------     -------------     -------------

LESS DISTRIBUTIONS PAID:
From net investment income                         (0.06)            (0.09)            (0.06)
From net realized capital gains                       --             (1.31)            (0.08)
                                          --------------     -------------     -------------
      TOTAL DISTRIBUTIONS                          (0.06)            (1.40)            (0.14)
                                          --------------     -------------     -------------
NET ASSET VALUE, END OF PERIOD            $        12.61     $        9.13     $       11.45
                                          ==============     =============     =============

TOTAL RETURN1                                      38.99% 2         (10.09)% 2         25.35% 2

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (000s)          $       73,035     $      60,177     $      53,877
Ratio of expenses to average net assets,
   net of waivers and reimbursements                1.34%             1.33%             1.41%
Ratio of expenses to average net assets,
   before waivers and reimbursements                1.34%             1.33%             1.41%
Ratio of net investment income to
   average net assets, net of waivers
   and reimbursements                               0.51%             0.64%             1.09%
Ratio of net investment income to
   average net assets, before waivers
   and reimbursements                               0.51%             0.64%             1.09%
Portfolio turnover rate                               73%               78%              107%

  * INCLUDES REDEMPTION FEES RETAINED BY THE FUND. SUCH REDEMPTION FEES REPRESENT LESS THAN $0.01 PER SHARE.
 **   NOT ANNUALIZED
***   ANNUALIZED
  1 RETURNS SHOWN DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.
  2 FEE WAIVERS ARE IN EFFECT. IF THEY HAD NOT BEEN IN EFFECT, PERFORMANCE WOULD HAVE BEEN LOWER.
AMOUNTS DESIGNATED AS "--" ARE EITHER $0 OR HAVE BEEN ROUNDED TO $0.
THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.


                                      JOHNSONFAMILY FUNDS SEMI-ANNUAL REPORT  15

FINANCIAL HIGHLIGHTS

                                                            INTERNATIONAL
                                                              VALUE FUND
                                          --------------------------------------------------
                                            SIX MONTHS
                                               ENDED          FISCAL YEAR       FISCAL YEAR
                                          APRIL 30, 2006         ENDED             ENDED
                                            (UNAUDITED)      OCT. 31, 2005     OCT. 31, 2004
--------------------------------------------------------------------------------------------

NET ASSET VALUE, BEGINNING OF PERIOD      $        14.12     $       12.37     $       10.44
                                          --------------     -------------     -------------

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income                               0.34              0.20              0.15
Net realized and unrealized gain (loss)
   on investments                                   2.61*             1.78*             1.91
                                          --------------     -------------     -------------
      TOTAL FROM INVESTMENT OPERATIONS              2.95              1.98              2.06
                                          --------------     -------------     -------------

LESS DISTRIBUTIONS PAID:
From net investment income                         (0.23)            (0.18)            (0.13)
From net realized capital gains                    (0.59)            (0.05)               --
                                          --------------     -------------     -------------
      TOTAL DISTRIBUTIONS                          (0.82)            (0.23)            (0.13)
                                          --------------     -------------     -------------
NET ASSET VALUE, END OF PERIOD            $        16.25     $       14.12     $       12.37
                                          ==============     =============     =============

TOTAL RETURN1                                      21.80%**          16.11%            19.84% 2

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (000s)          $      109,533     $      88,618     $      69,735
Ratio of expenses to average net assets,
   net of waivers and reimbursements                1.41%***          1.41%             1.57%
Ratio of expenses to average net assets,
   before waivers and reimbursements                1.41%***          1.41%             1.60%
Ratio of net investment income to
   average net assets, net of waivers
   and reimbursements                               1.77%***          1.48%             1.31%
Ratio of net investment income to
   average net assets, before waivers
   and reimbursements                               1.77%***          1.48%             1.28%
Portfolio turnover rate                               13%**             16%               19%

                                                            INTERNATIONAL
                                                              VALUE FUND
                                          --------------------------------------------------
                                           FISCAL YEAR        FISCAL YEAR       FISCAL YEAR
                                              ENDED              ENDED             ENDED
                                          OCT. 31, 2003      OCT. 31, 2002     OCT. 31, 2001
--------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD      $         8.09     $        8.56     $       11.10
                                          --------------     -------------     -------------

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income                               0.13              0.08              0.14
Net realized and unrealized gain (loss)
   on investments                                   2.29*            (0.51)*           (2.06)
                                          --------------     -------------     -------------
      TOTAL FROM INVESTMENT OPERATIONS              2.42             (0.43)            (1.92)
                                          --------------     -------------     -------------

LESS DISTRIBUTIONS PAID:
From net investment income                         (0.07)            (0.04)            (0.07)
From net realized capital gains                       --                --             (0.55)
                                          --------------     -------------     -------------
      TOTAL DISTRIBUTIONS                          (0.07)            (0.04)            (0.62)
                                          --------------     -------------     -------------
NET ASSET VALUE, END OF PERIOD            $        10.44     $        8.09     $        8.56
                                          ==============     =============     =============

TOTAL RETURN1                                      30.08% 2          (5.05)% 2        (18.33)% 2

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (000s)          $       54,031     $      37,160     $      31,465
Ratio of expenses to average net assets,
   net of waivers and reimbursements                1.70%             1.81%             1.85%
Ratio of expenses to average net assets,
   before waivers and reimbursements                1.70%             1.81%             1.85%
Ratio of net investment income to
   average net assets, net of waivers
   and reimbursements                               1.43%             0.92%             0.73%
Ratio of net investment income to
   average net assets, before waivers
   and reimbursements                               1.43%             0.92%             0.73%
Portfolio turnover rate                               17%               35%               29%

  * INCLUDES REDEMPTION FEES RETAINED BY THE FUND. SUCH REDEMPTION FEES REPRESENT LESS THAN $0.01 PER SHARE.
 **   NOT ANNUALIZED
***   ANNUALIZED
  1 RETURNS SHOWN DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.
  2 FEE WAIVERS ARE IN EFFECT. IF THEY HAD NOT BEEN IN EFFECT, PERFORMANCE WOULD HAVE BEEN LOWER.
AMOUNTS DESIGNATED AS "--" ARE EITHER $0 OR HAVE BEEN ROUNDED TO $0.
THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.


16  JOHNSONFAMILY FUNDS SEMI-ANNUAL REPORT

                                                             INTERMEDIATE
                                                          FIXED INCOME FUND
                                          --------------------------------------------------
                                            SIX MONTHS
                                               ENDED           FISCAL YEAR       FISCAL YEAR
                                          APRIL 30, 2006          ENDED             ENDED
                                            (UNAUDITED)      OCT. 31, 2005     OCT. 31, 2004
--------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD      $         9.80     $       10.11     $       10.15
                                          --------------     -------------     -------------

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income                               0.17              0.34              0.34
Net realized and unrealized gain (loss)
   on investments                                  (0.12)*           (0.31)*           (0.04)
                                          --------------     -------------     -------------
      TOTAL FROM INVESTMENT OPERATIONS              0.05              0.03              0.30
                                          --------------     -------------     -------------

LESS DISTRIBUTIONS PAID:
From net investment income                         (0.17)            (0.34)            (0.34)
From net realized capital gains                       --                --                --
                                          --------------     -------------     -------------
      TOTAL DISTRIBUTIONS                          (0.17)            (0.34)            (0.34)
                                          --------------     -------------     -------------
NET ASSET VALUE, END OF PERIOD            $         9.68     $        9.80     $       10.11
                                          ==============     =============     =============

TOTAL RETURN1                                       0.53%** 2         0.31%             2.98% 2

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (000s)          $       61,096     $      66,701     $      71,354
Ratio of expenses to average net assets,
   net of waivers and reimbursements                0.85%***          0.81%             0.85%
Ratio of expenses to average net assets,
   before waivers and reimbursements                0.92%***          0.81%             0.89%
Ratio of net investment income to
   average net assets, net of waivers
   and reimbursements                               3.54%***          3.41%             3.32%
Ratio of net investment income to
   average net assets, before waivers
   and reimbursements                               3.47%***          3.41%             3.28%
Portfolio turnover rate                               10%**             37%               35%

                                                             INTERMEDIATE
                                                          FIXED INCOME FUND
                                          --------------------------------------------------
                                           FISCAL YEAR        FISCAL YEAR       FISCAL YEAR
                                               ENDED              ENDED             ENDED
                                          OCT. 31, 2003      OCT. 31, 2002     OCT. 31, 2001
--------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD      $         9.98     $       10.18     $        9.44
                                          --------------     -------------     -------------

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income                               0.41              0.47              0.55
Net realized and unrealized gain (loss)
   on investments                                   0.17             (0.20)             0.74
                                          --------------     -------------     -------------
      TOTAL FROM INVESTMENT OPERATIONS              0.58              0.27              1.29
                                          --------------     -------------     -------------

LESS DISTRIBUTIONS PAID:
From net investment income                         (0.41)            (0.47)            (0.55)
From net realized capital gains                       --                --                --
                                          --------------     -------------     -------------
      TOTAL DISTRIBUTIONS                          (0.41)            (0.47)            (0.55)
                                          --------------     -------------     -------------
NET ASSET VALUE, END OF PERIOD            $        10.15     $        9.98     $       10.18
                                          ==============     =============     =============

TOTAL RETURN1                                       5.86% 2           2.76% 2          14.08% 2

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (000s)          $       70,663     $      74,068     $      75,684
Ratio of expenses to average net assets,
   net of waivers and reimbursements                0.85%             0.85%             0.85%
Ratio of expenses to average net assets,
   before waivers and reimbursements                0.87%             0.87%             0.99%
Ratio of net investment income to
   average net assets, net of waivers
   and reimbursements                               3.95%             4.71%             5.64%
Ratio of net investment income to
   average net assets, before waivers
   and reimbursements                               3.93%             4.69%             5.50%
Portfolio turnover rate                               32%               93%              140%

  * INCLUDES REDEMPTION FEES RETAINED BY THE FUND. SUCH REDEMPTION FEES REPRESENT LESS THAN $0.01 PER SHARE.
 **   NOT ANNUALIZED
***   ANNUALIZED
  1 RETURNS SHOWN DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.
  2 FEE WAIVERS ARE IN EFFECT. IF THEY HAD NOT BEEN IN EFFECT, PERFORMANCE WOULD HAVE BEEN LOWER.
AMOUNTS DESIGNATED AS "--" ARE EITHER $0 OR HAVE BEEN ROUNDED TO $0.
THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                      JOHNSONFAMILY FUNDS SEMI-ANNUAL REPORT  17

NOTES TO THE FINANCIAL STATEMENTS APRIL 30, 2006 (UNAUDITED)


1. ORGANIZATION

JohnsonFamily Funds, Inc. (the "Company") was organized on January 27, 1998 as a Maryland corporation and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company issuing its shares in series, each series representing a distinct portfolio with its own investment objectives and policies. At April 30, 2006, the only series presently authorized are JohnsonFamily Large Cap Value Fund ("Large Cap Value Fund"), JohnsonFamily Small Cap Value Fund ("Small Cap Value Fund"), JohnsonFamily International Value Fund ("International Value Fund") and JohnsonFamily Intermediate Fixed Income Fund ("Intermediate Fixed Income Fund"), individually referred to as a "Fund" and collectively as the "Funds."

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. These policies are in conformity with generally accepted accounting principles in the United States of America.

A. USE OF ESTIMATES
The preparation of financial statements in conformity with generally accepted accounting principles in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

B. INVESTMENT VALUATION
Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ) are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded, or, if there is no such reported sale, at the most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. If available, debt securities are priced based upon valuations provided by independent, third-party pricing agents. Such values generally reflect the last reported sales price if the security is actively traded. The third-party pricing agents may also value debt securities at an evaluated bid price by employing methodologies that utilize actual market transactions, broker-supplied valuations, or other methodologies designed to identify the market value for such securities. Debt obligations with remaining maturities of sixty days or less may be valued at their amortized cost, which approximates market value. The prices for foreign securities are reported in local currency and converted to U.S. dollars using currency exchange rates. Prices for most securities held in the Funds are provided daily by recognized independent pricing agents. If a security price cannot be obtained from an independent, third-party pricing agent, the Funds seek to obtain a bid price from at least one independent broker.

Securities for which market prices are not "readily available" are valued in accordance with Fair Value Pricing Procedures established by the Funds' Board of Directors (the "Board"). The Funds' Fair Value Pricing Procedures are implemented through a Fair Value Pricing Committee (the "Committee") designated by the Board. Some of the more common reasons that may necessitate that a security be valued using Fair Value Pricing Procedures include: the security's trading has been halted or suspended; the security has been de-listed from a national exchange; the security's primary trading market is temporarily closed at a time when under normal conditions it would be open; or the security's primary pricing source is not able or willing to provide a price. When a security is valued in accordance with the Fair Value Pricing Procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee. Although the Committee members use their best judgement in estimating the fair value of these investments, there are inherent limitations in any estimation technique. Because of the inherent uncertainty of valuation, the Funds' values may differ from the values that the Funds' could realize in a current transaction.

For securities that principally trade on a foreign market or exchange, a significant gap in time can exist between the time of a particular security's last trade and the time at which a Fund calculates its net asset value. The closing prices of such securities may no longer reflect their market value at the time the Fund calculates net asset value if an event that could materially affect


18  JOHNSONFAMILY FUNDS SEMI-ANNUAL REPORT

NOTES TO THE FINANCIAL STATEMENTS (CONTINUED) APRIL 30, 2006 (UNAUDITED)


the value of those securities (a "Significant Event") has occurred between the time of the security's last close and the time that the Fund calculates net asset value. A Significant Event may relate to a single issuer or to an entire market sector. If the adviser or sub-adviser of a Fund becomes aware of a Significant Event that has occurred with respect to a security or group of securities after the closing of the exchange or market on which the security or securities principally trade, but before the time at which a Fund calculates net asset value, the adviser or sub-adviser may request that a Committee Meeting be called. In addition, the Funds' administrator monitors price movements among certain selected indices, securities and/or baskets of securities that may be an indicator that the closing prices received earlier from foreign exchanges or markets may not reflect market value at the time a Fund calculates net asset value. If price movements in a monitored index or security exceed levels established by the administrator, the administrator notifies the adviser or sub-adviser for any Fund holding the relevant securities that such limits have been exceeded. In such an event, the adviser or sub-adviser makes the determination whether a Committee Meeting should be called based on the information provided.

C. FOREIGN CURRENCY TRANSLATIONS
The books and records of the International Value Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis: (i) market value of investment securities, other assets and liabilities at the current rate of exchange; and (ii) purchases and sales of investment securities, income and expenses at the relevant rates of exchange prevailing on the dates of such transactions.

The International Value Fund does not isolate that portion of gains and losses on investments in equity securities that is due to changes in the foreign exchange rates from that which is due to change in market prices of equity securities.

The International Value Fund reports gains and losses on foreign currency related transactions as realized and unrealized gains and losses for financial reporting purposes, whereas such gains and losses are treated as ordinary income or loss for U.S. Federal income tax purposes.

D. FOREIGN CURRENCY EXCHANGE CONTRACTS
The International Value Fund is authorized to enter into foreign currency exchange contracts for the purchase of a specific foreign currency at a fixed price on a future date as a hedge against either specific transactions or portfolio positions. The objective of the Fund's foreign currency hedging transactions is to reduce the risk that the U.S. dollar value of the Fund's foreign currency denominated securities will decline in value due to changes in foreign currency exchange rates. At April 30, 2006, the International Value Fund had no such contracts outstanding.

E. DISTRIBUTIONS TO SHAREHOLDERS
Distributions from net investment income, if any, will be declared and paid quarterly for the Large Cap Value Fund, annually for both the Small Cap Value Fund and International Value Fund, and monthly for the Intermediate Fixed Income Fund. Distributions of net realized gains, if any, are declared at least annually. Distributions to shareholders are recorded on the ex-dividend date.

F. SECURITIES TRANSACTIONS AND INVESTMENT INCOME
For financial reporting purposes, investment transactions are accounted for on the trade date. The Funds determine the gain or loss realized from investment transactions by comparing the original cost of the security lot sold with the net sale proceeds. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis. Purchase discounts and premiums on securities held by the Intermediate Fixed Income Fund are accreted and amortized to maturity using the scientific interest method, which approximates the effective interest method. Corporate actions for foreign securities are recorded as soon as the information is available to the Funds.

G. EXPENSES
The Funds are charged for those expenses that are directly attributable to each Fund, such as advisory, distribution, and custodian fees. Expenses not attributed directly to a Fund are allocated equally among the Funds or are allocated pro rata across the Funds based on the Fund's daily average net assets.


                                      JOHNSONFAMILY FUNDS SEMI-ANNUAL REPORT  19

NOTES TO THE FINANCIAL STATEMENTS (CONTINUED) APRIL 30, 2006 (UNAUDITED)


3. CAPITAL STOCK

Transactions in shares of capital stock were as follows:

                                                      FOR THE SIX MONTHS ENDED APRIL 30, 2006
                                            LARGE CAP     SMALL CAP    INTERNATIONAL        INTERMEDIATE
                                           VALUE FUND    VALUE FUND       VALUE FUND   FIXED INCOME FUND
---------------------------------------------------------------------------------------------------------
Shares sold                                 1,333,376       235,114        1,218,723             541,290
Shares issued to holders in reinvestment
       of dividends                           897,877       578,753          288,536              61,597
Shares redeemed                            (1,447,426)   (1,764,450)      (1,041,359)         (1,099,190)
                                           ----------    ----------       ----------          ----------

NET INCREASE (DECREASE)                       783,827      (950,583)         465,900            (496,303)
                                           ==========    ==========       ==========          ==========

                                                      FOR THE YEAR ENDED OCTOBER 31, 2005
                                            LARGE CAP     SMALL CAP    INTERNATIONAL        INTERMEDIATE
                                           VALUE FUND    VALUE FUND       VALUE FUND   FIXED INCOME FUND
--------------------------------------------------------------------------------------------------------
Shares sold                                 2,808,513     1,072,195        2,209,913           1,402,918
Shares issued to holders in reinvestment
       of dividends                           460,674       853,599           17,880             147,165
Shares redeemed                            (1,807,329)   (2,569,237)      (1,588,933)         (1,799,464)
                                           ----------    ----------       ----------          ----------

NET INCREASE (DECREASE)                     1,461,858      (643,443)         638,860            (249,381)
                                           ==========    ==========       ==========          ==========

4. PURCHASES, SALES AND MATURITIES OF SECURITIES

Purchases, sales and maturities of investment securities, excluding U.S. government and short-term securities, for the six months ended April 30, 2006, were as follows:

                                             LARGE CAP     SMALL CAP   INTERNATIONAL        INTERMEDIATE
                                            VALUE FUND    VALUE FUND      VALUE FUND   FIXED INCOME FUND
--------------------------------------------------------------------------------------------------------
Cost of Purchases                          $28,325,181   $19,515,230     $12,497,338          $4,022,260
Proceeds from Sales and Maturities          33,365,967    37,980,083      12,318,077           8,273,551

Cost of purchases and proceeds from sales and maturities of U.S. government securities for the Intermediate Fixed Income Fund for the six months ended April 30, 2006, were $2,223,023 and $2,367,176, respectively.

5. FEDERAL TAX INFORMATION

Each Fund intends to continue to comply with the requirements of the Internal Revenue Code necessary to qualify as a regulated investment company and to make the requisite distributions of taxable income to its shareholders.

The Funds may periodically make reclassifications among certain of their capital accounts as a result of the recognition and characterization of certain income and capital gain distributions determined annually in accordance with federal tax regulations which may differ from accounting principles generally accepted in the United States.


20  JOHNSONFAMILY FUNDS SEMI-ANNUAL REPORT

NOTES TO THE FINANCIAL STATEMENTS (CONTINUED) APRIL 30, 2006 (UNAUDITED)


The tax character of dividends and distributions declared during the last two fiscal years were as follows:

                                          ORDINARY      LONG TERM
                                           INCOME     CAPITAL GAIN      TOTAL
--------------------------------------------------------------------------------
Large Cap Value Fund
                                 2005    $1,663,254     $4,189,909    $5,853,163
                                 2004       995,094             --       995,094
Small Cap Value Fund
                                 2005     6,209,735      5,617,347    11,827,082
                                 2004     2,474,565             --     2,474,565
International Value Fund
                                 2005     1,021,848        285,412     1,307,260
                                 2004       676,349             --       676,349
Intermediate Fixed Income Fund
                                 2005     2,422,353             --     2,422,353
                                 2004     2,376,433             --     2,376,433

As of October 31, 2005, the components of Distributable Earnings/(Accumulated Losses) for tax purposes were as follows:

                                                            CAPITAL
                           UNDISTRIBUTED  UNDISTRIBUTED      LOSS                         OTHER     TOTAL DISTRIBUTABLE
                             ORDINARY       LONG-TERM    CARRYFORWARD    UNREALIZED     TEMPORARY        EARNINGS/
                              INCOME      CAPITAL GAIN   EXPIRING 2008  APPRECIATION   DIFFERENCES  (ACCUMULATED LOSSES)
------------------------------------------------------------------------------------------------------------------------
Large Cap Value Fund       $   3,225,386  $   6,345,694  $          --  $  6,823,457   $        --     $ 16,394,537
Small Cap Value Fund           4,050,502      2,819,705             --     2,253,599            --        9,123,806
International Value Fund       1,651,661      3,452,216             --    19,692,111            --       24,795,988
Intermediate Fixed
      Income Fund                 96,619             --       (518,984)     (493,008)      (96,232)      (1,011,605)

For Federal income tax purposes, capital loss carryforwards may be carried forward and applied against future capital gains through the year of expiration.

For the fiscal year ended October 31, 2005, the Intermediate Fixed Income Fund utilized capital loss carryforwards of $109,132 to offset net realized capital gains.

For Federal income tax purposes, the cost of securities owned at April 30, 2006, and the net realized gains or losses on securities sold for the period were not materially different from amounts reported for financial reporting purposes. The Federal tax cost and aggregate gross unrealized appreciation and depreciation on investments, held by the Funds at April 30, 2006, were as follows:

                                                                              NET
                                                                           UNREALIZED
                                  FEDERAL     APPRECIATED  DEPRECIATED   APPRECIATION/
                                  TAX COST     SECURITIES   SECURITIES   (DEPRECIATION)
----------------------------------------------------------------------------------------
Large Cap Value Fund            $108,492,387  $19,437,669  $(4,036,672)     $15,400,997
Small Cap Value Fund              40,428,425    5,167,673   (1,671,811)       3,495,862
International Value Fund          74,464,473   35,493,129     (983,378)      34,509,751
Intermediate Fixed Income Fund    61,429,221      297,091   (1,491,781)      (1,194,690)


                                      JOHNSONFAMILY FUNDS SEMI-ANNUAL REPORT  21

NOTES TO THE FINANCIAL STATEMENTS (CONTINUED) APRIL 30, 2006 (UNAUDITED)


6. REDEMPTION FEES

On July 26, 2001, the Board approved the imposition of a 2.00% redemption fee applicable to all shares purchased after September 17, 2001 for the International Value Fund and after October 10, 2001 for the Large Cap Value Fund, Small Cap Value Fund, and Intermediate Fixed Income Fund, and redeemed by shareholders within 30 days of their purchase date. The redemption fee is intended to limit short-term trading in the Funds. Any proceeds of the fee will be credited to the assets of the Fund in which the shares were redeemed. For the six months ended April 30, 2006, there were $1,962, $17, $1,035 and $1 of redemption fees retained by the Large Cap Value Fund, Small Cap Value Fund, International Value Fund and Intermediate Fixed Income Fund, respectively. For the year ended October 31, 2005, there were $2,365, $249, $666 and $757 of redemption fees retained by the Large Cap Value Fund, Small Cap Value Fund, International Value Fund, and Intermediate Fixed Income Fund, respectively.

7. INVESTMENT ADVISORY AND CUSTODIAN AGREEMENTS

Johnson Asset Management, Inc. ("JAM") is the investment adviser for the Funds. JAM manages the Funds' investments and its business operations under the overall supervision of the Board. As compensation for JAM's services, the Funds pay JAM a monthly fee based on each Fund's average daily net assets at the annual rate of 0.75% for the Large Cap Value Fund and the Small Cap Value Fund, 0.90% for the International Value Fund, and 0.45% for the Intermediate Fixed Income Fund.

RNC Genter Capital Management, LLC ("RNC") serves as investment sub-adviser for the Intermediate Fixed Income Fund. For its services to the Fund, RNC is entitled to receive a fee at an annual rate of 0.18% of the Fund's average daily net assets paid by JAM.

Under the investment advisory agreements, if the aggregate annual operating expenses (including the investment advisory fee and the administration fee, excluding interest, taxes, brokerage commissions and other costs incurred in connection with the purchase or sale of portfolio securities, and extraordinary items) exceed 2.50% of the average daily net assets of each of the Large Cap Value Fund, Small Cap Value Fund and International Value Fund, or 1.50% of the average daily net assets of the Intermediate Fixed Income Fund, JAM will reimburse the Funds for the amount of such excess. Additionally, JAM has voluntarily agreed to reimburse the Intermediate Fixed Income Fund to the extent aggregate annual operating expenses exceed 0.85% of the Fund's average daily net assets. JAM may terminate this fee waiver at any time, but will not do so prior to October 31, 2006.

State Street Bank and Trust acts as custodian (the "Custodian") for the Funds. Fees of the Custodian are being paid based on the net assets of each Fund, by transaction and by out-of-pocket costs. The Custodian plays no role in determining the investment policies of the Funds or which securities are to be purchased or sold by the Funds.

8. ADMINISTRATION, SERVICE AND DISTRIBUTION PLAN

SEI Investments Global Funds Services (the "Administrator") serves as the administrator to the Funds. The Funds and the Administrator are parties to an Administration Agreement under which the Administrator provides administrative services for an annual fee equal to the higher of the per Fund minimum ($70,000 for each of the Large Cap Value Fund, Small Cap Value Fund, and Intermediate Fixed Income Fund, and $90,000 for the International Value Fund), or 0.14% of the first $250 million of the Funds' aggregate net assets; 0.10% of the next $250 million of the Funds' aggregate net assets; and 0.08% of the Funds' aggregate net assets over $500 million.




22  JOHNSONFAMILY FUNDS SEMI-ANNUAL REPORT

NOTES TO THE FINANCIAL STATEMENTS (CONCLUDED) APRIL 30, 2006 (UNAUDITED)


SEI Investments Distribution Co. (the "Distributor") serves as the distributor to the Funds. Pursuant to Rule 12b-1 under the 1940 Act, the Company has adopted a Service and Distribution Plan (the "Plan"). Under the Plan, each Fund is authorized to pay expenses incurred for the purpose of financing activities, including the employment of other dealers, intended to result in the sale of shares of each Fund at an annual rate of up to 0.25%.

Citigroup Fund Services, LLC (formerly Forum Shareholder Services) serves as the transfer agent and dividend disbursing agent to the Funds.

9. LINE OF CREDIT

The Funds entered into an agreement which enables them to participate in a $7.5 million unsecured committed revolving line of credit with State Street Bank and Trust Company (the "Bank"). Borrowings will be made solely to temporarily finance the repurchase of capital shares. Interest is charged to each participating Fund based on its borrowings at a rate per annum equal to the Bank's overnight federal funds rate plus 0.50%. In addition, a commitment fee of 0.10% per annum payable at the end of each calendar quarter, is accrued by each Fund based on its average daily unused portion of the line of credit. Such fees are included in Miscellaneous fees on the Statement of Operations. For the six months ended April 30, 2006, borrowings by the Small Cap Value Fund under the agreement were as follows:

        Average       Weighted         Maximum          Month of
         Daily         Average          Amount           Maximum
        Balance     Interest Rate      Borrowed      Amount Borrowed
        --------    -------------     ----------     ---------------
        $120,166        4.79%         $5,000,000      January 2006

10. TRANSACTIONS WITH AFFILIATES

Certain officers of the Funds are also officers of the Administrator. Such officers are paid no fees by the Funds for serving as officers of the Funds.

11. MARKET RISKS

The International Value Fund invests primarily in securities of companies that are located in or conduct a substantial amount of their business in foreign countries, including emerging market countries. Prices of securities in foreign markets generally, and emerging markets in particular, have historically been more volatile than prices in U.S. markets. In addition, to the extent that the Fund focuses its investments in a particular region, the effects of political and economic events in that region on the value of an investment in the Fund will be magnified. Some countries in which the Fund may invest require government approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is a deterioration in a country's balance of payments, or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

12. OTHER

In the normal course of business, the Funds enter into contracts that provide general indemnifications. The Funds' maximum exposure under these arrangements is dependent on future claims that may be made against the Funds and, therefore, cannot be established; however, based on experience, the risk of loss from such claim is considered remote.




                                      JOHNSONFAMILY FUNDS SEMI-ANNUAL REPORT  23

DISCLOSURE OF FUND EXPENSES (UNAUDITED)


All mutual funds have operating expenses. As a shareholder of a mutual fund, your investment is affected by these ongoing costs, which include (among others) costs for portfolio management, administrative services, and shareholder reports like this one. It is important for you to understand the impact of these costs on your investment returns.

Operating expenses such as these are deducted from a mutual fund's gross income and directly reduce its final investment return. These expenses are expressed as a percentage of a mutual fund's average net assets; this percentage is known as a mutual fund's expense ratio.

The following examples use the expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The table below illustrates your Fund's costs in two ways:

o ACTUAL FUND RETURN. This section helps you to estimate the actual expenses after fee waivers that your Fund incurred over the period. The "Expenses Paid During Period" column shows the actual dollar expense cost incurred by a $1,000 investment in the Fund, and the "Ending Account Value" number is derived from deducting that expense cost from the Fund's gross investment return.

You can use this information, together with the actual amount you invested in the Fund, to estimate the expenses you paid over that period. Simply divide your actual account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply that ratio by the number shown for your Fund under "Expenses Paid During Period."

o HYPOTHETICAL 5% RETURN. This section helps you compare your Fund's costs with those of other mutual funds. It assumes that the Fund had an annual 5% return before expenses during the year, but that the expense ratio (Column 3) for the period is unchanged. This example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to make this 5% calculation. You can assess your Fund's comparative cost by comparing the hypothetical result for your Fund in the "Expenses Paid During Period" column with those that appear in the same charts in the shareholder reports for other mutual funds.

NOTE: Because the return is set at 5% for comparison purposes -- NOT your Fund's actual return -- the account values shown may not apply to your specific investment.

--------------------------------------------------------------------------------
                                BEGINNING      ENDING                  EXPENSES
                                 ACCOUNT       ACCOUNT    ANNUALIZED     PAID
                                  VALUE         VALUE      EXPENSE      DURING
                                 11/1/05       4/30/06      RATIOS     PERIOD*
--------------------------------------------------------------------------------
ACTUAL FUND RETURN
Large Cap Value Fund            $ 1,000.00   $  1,126.00    1.10%       $ 5.80
Small Cap Value Fund              1,000.00      1,140.70    1.40          7.43
International Value Fund          1,000.00      1,218.00    1.41          7.75
Intermediate Fixed Income Fund    1,000.00      1,005.30    0.85          4.23

HYPOTHETICAL 5% RETURN
Large Cap Value Fund            $ 1,000.00   $  1,019.34    1.10%       $ 5.51
Small Cap Value Fund              1,000.00      1,017.85    1.40          7.00
International Value Fund          1,000.00      1,017.80    1.41          7.05
Intermediate Fixed Income Fund    1,000.00      1,020.58    0.85          4.26
--------------------------------------------------------------------------------
*  EXPENSES ARE EQUAL TO THE FUND'S ANNUALIZED EXPENSE RATIO MULTIPLIED BY
   THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY 181/365 (TO
   REFLECT THE ONE-HALF YEAR PERIOD SHOWN).




24  JOHNSONFAMILY FUNDS SEMI-ANNUAL REPORT

APPROVAL OF INVESTMENT ADVISORY CONTRACTS (UNAUDITED)


On March 14, 2006, the Board of Directors of JohnsonFamily Funds, Inc. approved the continuation of each Fund's investment advisory agreement with Johnson Asset Management, Inc. (the "Adviser") and the Intermediate Fixed Income Fund's sub-advisory agreement with RNC Genter Capital Management (the "Sub-Adviser"). Prior to approving the continuation of the agreements, the Board considered:

      o the nature, extent and quality of the services provided by the Adviser and Sub-Adviser

      o  the investment performance of the Funds

      o the costs of the services to be provided and profits to be realized by the Adviser and Sub-Adviser from their relationship with the Funds

      o the extent to which economies of scale would be realized as the Funds grow and whether fee levels reflect those economies of scale

      o  the expense ratios of the Funds

In considering the nature, extent and quality of the services provided by the Adviser, the Board considered a report prepared by the Adviser describing the portfolio management, shareholder communication and serving and regulatory compliance services provided by the Adviser to the Funds. The Directors concluded that the Adviser was providing essential services to the Funds. The Directors concluded that the Sub-Adviser provided only portfolio management services to the Intermediate Fixed Income Fund and that the Adviser provided the same non-portfolio management services to the Intermediate Fixed Income Fund that it did to the other Funds.

The Directors compared the performance of the Funds to benchmark indices over various periods of time and concluded that the performance of the Funds warranted the continuation of the advisory agreements. The Directors noted that in addition to the absolute performance of the Funds, they also noted that the Funds adhered to their investment style avoiding style drift.

In concluding that the advisory fees payable by the Funds were reasonable, the Directors reviewed a report of the costs of services provided by, and the profits realized by the Adviser, from its relationship with the Funds and concluded that such profits were reasonable and not excessive. The Directors also reviewed reports comparing the expense ratios and advisory fees paid by the Funds to those paid by other comparable mutual funds and concluded that the advisory fees paid by the Funds and the expense ratios of the Funds were typically in the middle 60% of the range of comparable mutual funds. The Directors noted that the Adviser and not the Intermediate Fixed Income Fund paid the Sub-Advisory Fee.

The Directors then reviewed a report from the Adviser indicating that the Funds' expense ratios were declining as the assets of the Funds grew, indicating that there were economies of scale benefiting the shareholders. The Directors also considered whether the investment advisory agreement fee schedules should be adjusted for an increase in assets under management. They concluded that "breakpoints" were not warranted at this time given the anticipated growth of the Funds in the next year and the other factors considered.




                                      JOHNSONFAMILY FUNDS SEMI-ANNUAL REPORT  25

This report has been prepared for the general information of JohnsonFamily Funds shareholders. It is not authorized for distribution to prospective investors unless accompanied or preceded by a current JohnsonFamily Funds prospectus, which contains more complete information about JohnsonFamily Funds investment policies, management fees and expenses. Investors are reminded to read the prospectus carefully before investing or sending money.

The Funds file their complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q within sixty days after the end of the period. The Funds' Forms N-Q are available on the Securities and Exchange Commission's (the "Commission") web site at HTTP://WWW.SEC.GOV, and may be reviewed and copied at the Commission's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities, as well as information relating to how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available (i) without charge, upon request, by calling 1-800-276-8272; (ii) at the Funds' website at HTTP://WWW.JOHNSONFAMILYFUNDS.COM; and (iii) on the Commission's website at HTTP://WWW.SEC.GOV.

     [LOGO OMITTED]

   JohnsonFamily Funds
       P.O. Box 515
  Racine, WI  53401-0515


JFF-SA-003-0200

ITEM 2.    CODE OF ETHICS.

Not applicable for semi-annual report.

ITEM 3.    AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for semi-annual report.

ITEM 4.    PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for semi-annual report.

ITEM 5.    AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.    SCHEDULE OF INVESTMENTS.

See Item 1.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.    PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.   SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

None.

ITEM 11.   CONTROLS AND PROCEDURES.

(a) The certifying officers, whose certifications are included herewith, have evaluated the Registrant's disclosure controls and procedures within 90 days of the filing date of this report. In their opinion, based on their evaluation, the Registrant's disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the Registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no significant changes in the Registrant's internal control over financial reporting that occurred during the Registrant's last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEMS 12.  EXHIBITS.

(a)(1) Not applicable for semi-annual report.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

(b) Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(b)) also accompany this filing as an Exhibit.


--------------------------------------------------------------------------------

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                              JohnsonFamily Funds, Inc.


By (Signature and Title)*                 /s/ Colette M. Wallner
                                          -----------------------------------
                                          Colette M. Wallner, President

Date:  July 6, 2006



Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.


By (Signature and Title)*                 /s/ Colette M. Wallner
                                          -----------------------------------
                                          Colette M. Wallner, President

Date:  July 6, 2006


By (Signature and Title)*                 /s/ Brian Leonard
                                          -----------------------------------
                                          Brian Leonard, Treasurer

Date:  July 6, 2006

* Print the name and title of each signing officer under his or her signature.